Regulatory Matters - Additional Information (Detail)	12 Months Ended
Mar. 31, 2026
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	120.00%
Description of regulatory actions for not maintaining the minimum capital ratio concerning securities subsidiaries	A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.
Minimum | Regulatory reporting
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	140.00%
Minimum | Temporary suspension
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements [Line Items]
Capital adequacy ratio	100.00%